   As filed with the Securities and Exchange Commission on October 28, 1998 1933 Act Registration No. 33-5435
1940 Act Registration No. 811-4658

      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549

      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]

      Pre-Effective Amendment No.         [     ]

      Post-Effective Amendment No. 13     [  X  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]

      Amendment No. 14                    [  X  ]

      (Check appropriate box or boxes)

      MORGAN KEEGAN SOUTHERN CAPITAL FUND, INC.
      (Exact name of registrant as specified in charter)
      Morgan Keegan Tower
      Fifty Front Street
      Memphis, Tennessee 38103
      (Address of principal executive offices)

Registrant's telephone number, including area code:
(901) 524-4100


ALLEN B. MORGAN, JR.
Morgan Keegan Tower
Memphis, Tennessee 38103
(Name and address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D. C.  20036-1800
Telephone:  (202) 778-9000



It is proposed that this filing will become effective:

            Immediately upon filing pursuant to Rule 485(b)
       ---
        X   On November 1, 1998 pursuant to Rule 485(b)
       ---
            60 days after filing pursuant to Rule 485(a)(1)
       ---
            On ______ pursuant to Rule 485(a)(1)
       ---
            75 days after filing pursuant to rule 485(a)(2)
       ---
            On ____________ pursuant to Rule 485(a)(2)
       ---

If appropriate, check the following box:

            This Post-Effective Amendment designates a new effective --- date for a previously filed Post-Effective Amendment

      Morgan Keegan Southern Capital Fund, Inc.

      Contents of Registration Statement


This Registration Statement consists of the following papers and documents.

      Table of Contents

      Cross Referenced Sheet

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits

      Morgan Keegan Southern Capital Fund, Inc.
      Form N-1A Cross Reference Sheet


Part A Item No.                     Prospectus Caption

      1                             Cover Page

      2 Questions and Answers About Morgan Keegan Southern Capital Fund, Inc.; Summary of Fund Expenses

      3                             Financial Highlights

      4                             The Fund's Investment Objective and
                                    Policies;		The Fund's Investment
                                    Limitations; Description of the
                                    Fund and its Shares

      5                             The Fund's Management and Investment
                                    Adviser
                                    The Fund's Custodian,
                                    Transfer and Dividend-Disbursing Agent

      5A                            The Fund's Management and Investment
                                    Adviser; Financial Highlights;
                                    Performance Information

      6                             How your Shareholder Account is
                                    Maintained;
                                    Dividends, Capital Gain Distributions
                                    And Taxes;
                                    Shareholder Services; Description of
                                    the Fund and its Shares

      7 How You Can Invest in the Fund How Net Asset Value is Determined Shareholder Services
                                    The Fund's Distributor

      8                             How You Can Sell Your Fund Shares

      9                             Not Applicable


                                    Statement of Additional Information
Part B Item No.                     Information Caption

     10                             Cover Page

     11                             Table of Contents

     12                             Included in Part A

     13                             Additional Information About Investment
                                    Limitations and Policies

                                    Statement of Additional Information
Part B Item No.                     Information Caption

    14                              The Fund's Directors and Officers

    15                              The Fund's Principal Shareholders

    16                              The Fund's Investment Adviser;
                                    The Fund's Distributor;
                                    The Fund's Custodian, Transfer Agent,
                                    Dividend-Disbursing Agent, and Portfolio
                                    Accounting Service Agent;
                                    The Fund's Certified Public Accountants

    17                              Portfolio Transactions and Brokerage

    18                              Included in Part A

    19                              Additional Purchase and Redemption
                                    Information
                                    Valuation of Shares

    20                              Additional Tax Information;
                                    Tax-Deferred Retirement Plans;
                                    Additional Purchase and Redemption
                                    Information

    21                              The Fund's Distributor

    22                              Performance Information

    23                              Financial Statements

PART C  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Item 23.  Exhibits:

(1)  Articles of Incorporation dated May 5, 1986 (filed herewith)
(2)  By-laws as amended August 24, 1987 (filed herewith)
(3)  Voting trust agreement - none
(4)  Instruments defining the Rights of Shareholders
     (a)  Articles of Incorporation (filed herewith as Exhibit 1)
     (b)  	By-laws (filed herewith as Exhibit 2)
(5)  Investment Advisory and Management Agreement (filed herewith)
(6)  Underwriting Agreement (filed herewith)
(7)  Bonus, profit sharing or pension plans - none
(8)  Custodian Agreement (filed herewith)
(9)  (a) Agency Agreement (filed herewith)
     (b) Fund Accounting Service Agreement (filed herewith)
(10) Opinion and consent of counsel (filed herewith)
(11) Other opinions, appraisals, rulings and consents -
      Accountants' Consent (filed herewith)
(12) Financial statements omitted from statement of additional information - none
(13) Letter of investment intent (filed herewith)
(14) Prototype Retirement Plan - none
(15) Amended Distribution Plan pursuant to Rule 12b-1 (filed herewith)
(16) Fnancial Data Schedule (filed herewith)
(17) Plan pursuant to Rule 18f-3 (not applicable)




Item 24.    Persons controlled by or under Common Control with Registrant

            None.


Item 25.    Indemnification

Section 10.1 of the Corporation's By-Laws provides that:

Section 10.1 Indemnification of Officers, Directors, Employees and Agents. the Corporation shall indemnify its present and past Directors, officers, employees and agents, and any persons who are serving or have served at the request of the corporation as a Director, officer, employee or agent of another cororation, partnership, joint venture, trust, or enterprise, to the full extent provided and allowed by Section 2-418 of the Corporations and Associations Code of Maryland, as amended from time to time or






The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Investment Company Act Release No. 11330 so long as the interpretation of Section 17(h) and 17(i) therein remains in effect.

Item 26.    Business and Other Connections of Investment Adviser

Morgan Asset Management, Inc., a Tennessee corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on May 26, 1998 with the Securities and Exchange Commission (registration number 801-27629) and is incorporated herein by reference.

  Principal Underwriter

(a)   Bedford Money Market Fund
      Morgan Keegan Southern Capital Fund, Inc.

(b)   Morgan Keegan & Company, Inc.

Name and                      Positions and                  Positions and
Principal Business            Offices With                   Offices With
Address                       Underwriter                    Registrant

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.          Chairman and                   Director,
                              Chief Executive                President
					Officer, Executive
                              Managing Director

Joseph C. Weller              Chief Financial                Vice President,
                              Officer, Executive             Treasurer and
                              Managing Director,             Assistant Secretary
                              Executive Vice President,
                              Secretary and Treasurer

John W. Stokes, Jr.           Vice Chairman,                 None
                              Executive Managing
                              Director

Robert A. Baird               Executive                      None
                              Managing Director

Randolph C. Coley             Executive Managing             None
                              Director

G. Douglas Edwards            Executive Managing             None
					Director

James H. Ganier               Executive Managing             None
                              Director

Stephen P. Laffey             Executive Managing             None
                              Director

Mark A. Lee                   Executive Managing             None
                              Director

Thomas V. Orr                 Executive Managing             None
                              Director

James A. Parish, Jr.          Executive Managing             None
                              Director

Allen B. Adler                Managing Director              None

Franklin P. Allen, III        Managing Director              None

George E. Arras, Jr.          Managing Director              None

James M. Augustine            Managing Director              None

Joseph K. Ayers               Managing Director              None

Rodney D. Baber, Jr.          Managing Director              None

Richard G. Backus             Managing Director              None

George E. Bagwell             Managing Director              None

Woodley H. Bagwell            Managing Director              None

Charles E. Bailey             Managing Director              None

Milton A. Barber              Managing Director              None

Joseph C. Barkley             Managing Director              None

Reginald E. Barnes            Managing Director              None

Glen E. Bascom                Managing Director              None

W. Preston Battle             Managing Director              None

Robert (Bob) D. Berry         Managing Director              None

Robert C. Berry               Managing Director              None

Cristan K. Blackman           Managing Director              None

John D. Brewer                Managing Director              None

Paul S. Burd                  Managing Director              None

John B. Carr, Jr.             Managing Director              None

John C. Carson                Managing Director              None

Ted H. Cashion                Managing Director              None

Marshall A. Clark             Managing Director              None

William F. Clay               Managing Director              None

Robert E. L. Cope             Managing Director              None

Mark W. Crowl                 Managing Director              None

Brian W. Dalton  	            Managing Director              None

Harold L. Deaton              Managing Director              None

William W. Deupree, Jr.       Managing Director              None

Ted B. Donaldson              Managing Director              None

Robert H. Dudley, Jr.         Managing Director              None

Richard H. Eckels             Managing Director              None

Richard S. Ferguson           Managing Director              None

Robert M. Fockler             Managing Director              None

Wilmer J. Freiberg            Managing Director              None

Graham D.S. Fulton            Managing Director              None

John H. Geary                 Managing Director              None

Robert D. Gooch, Jr.          Managing Director              Director

James F. Gould                Managing Director              None

Terry C. Graves               Managing Director              None

John H. Grayson, Jr.          Managing Director              None

Gary W. Guinn                 Managing Director              None

David M. Guthrie              Managing Director              None

Jan L. Gwin                   Managing Director              None

Thomas M. Hahn                Managing Director              None

Thomas V. Harkins             Managing Director              None

Michael J. Harris             Managing Director              None

Haywood H. Henderson, Jr.     Managing Director              None

Roderick E. Hennek            Managing Director              None

Edwin L. Hoopes, III          Managing Director              None

R. Davis Howe                 Managing Director              None

William F. Hughes, Jr.        Managing Director              None

Joe R. Jennings               Managing Director              None

Robert Jetmundsen             Managing Director              None

Ramkrishna Kasargod           Managing Director              None

Peter R. Klyce                Managing Director              None

Peter S. Knoop                Managing Director              None

W. Larry M. Knox, Jr.         Managing Director              None

E. Carl Krausnick, Jr.        Managing Director              None

James R. Ladyman              Managing Director              None

Welling LaGrone               Managing Director              None

Benton G. Landers             Managing Director              None

William A. Langevin           Managing Director              None

William M. Lellyett, Jr.      Managing Director              None

Willard G. Logan, Jr.         Managing Director              None

Wiley H. Maiden               Managing Director              None

John H. Martin                Managing Director              None

William D. Mathis, III        Managing Director              None

John F. Matthews              Managing Director              None

Francis Maus                  Managing Director              None

Charles D. Maxwell            Managing Director              None

John W. Mayer                 Managing Director              None

W. Neal McAtee                Managing Director              None

Harris L. McCraw, III         Managing Director              None

Edward S. Michelson           Managing Director              None

George Rolfe Miller           Managing Director              None

Gary C. Mills                 Managing Director              None

David Montague                Managing Director              None

Robert M. Montague            Managing Director              None

K. Brooks Monypeny            Managing Director              None

John G. Moss                  Managing Director              None

Lewis A. Moyse                Managing Director              None

William G. Mueller            Managing Director              None

Mortimer S. Neblett           Managing Director              None

Philip G. Nichols             Managing Director              None

Michael O'Keefe               Managing Director              None

Jack A. Paratore              Managing Director              None

William T. (Dale) Patterson   Managing Director              None

Christopher J. Perkins        Managing Director              None

Minor Perkins                 Managing Director              None

Logan B. Phillips, Jr.        Managing Director              None

L. Jackson Powell             Managing Director              None

S. Mark Powell                Managing Director              None

Richard L. Preis              Managing Director              None

C. David Ramsey               Managing Director              None

Hedi H. Reynolds              Managing Director              None

Donna L. Richardson           Managing Director              None

R. Michael Ricketts           Managing Director              None

Darien M. Roche               Managing Director              None

Thomas E. Robinson, Sr.       Managing Director              None

Kenneth L. Rowland             Managing Director             None

W. Wendell Sanders             Managing Director             None

E. Elkan Scheidt               Managing Director             None

Ronald J. Schuberth            Managing Director             None

Lynn T. Shaw                   Managing Director             None

Fred B. Smith                  Managing Director             None

Richard J. Smith               Managing Director             None

Robert L. Snider               Managing Director             None

John B. Snowden, IV            Managing Director             None

Thomas A. Snyder               Managing Director             None

Richard A. Spell               Managing Director             None

John W. (Jack) Stokes, III     Managing Director             None

John B. Strange                Managing Director             None

James M. Tait, III             Managing Director             None

Phillip C. Taylor              Managing Director             None

James C. Taylor, Jr.           Managing Director             None

John D. Threadgill             Managing Director             None

P. Gibbs Vestal                Managing Director             None

Edmund J. Wall                 Managing Director             None

W. Charles Warner              Managing Director             None

Richard E. Watson              Managing Director             None

Patrick J. Weber               Managing Director             None

Craig T. Weichmann             Managing Director             None

John S. Wilson                 Managing Director              None

J. William Wyker               Managing Director             None

John J. Zollinger, III         Managing Director             None

(c)	None

Item 28.	Location of Accounts and Records

The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's adviser, Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, Morgan Keegan & Co., Morgan Keegan

Item 29.	Management Services

  Not applicable

Item 32.	Undertakings

		None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Morgan Keegan Southern Capital Fund, Inc. certifies that it meets all the requirements for effectiveness in this Post-Effective Amendment No. 13 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee

                                   MORGAN KEEGAN SOUTHERN CAPITAL FUND, INC.


                                   By: /s/ Allen B. Morgan, Jr.
                                       Allen B. Morgan, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                   Date


/s/ Allen B. Morgan, Jr.        Director and President  October 23, 1998
Allen B. Morgan, Jr.            (Chief Executive
                                Officer)


/s/ Joseph C. Weller            Vice President and      October 23, 1998
Joseph C. Weller                Treasurer (Chief
                                Financial Officer)

/s/ James D. Witherington, Jr.  Director                October 23, 1998
James D. Witherington, Jr.

/s/ Spence L. Wilson            Director                October 23, 1998
Spence L. Wilson

/s/ William Hughes, Jr.         Director                October 23, 1998
William Hughes, Jr.

/s/ William Jefferies Mann      Director                October 23, 1998
William Jefferies Mann

/s/ James Stillman McFadden     Director                October 23, 1998
James Stillman McFadden

MORGAN KEEGAN SOUTHERN CAPITAL FUND, INC.

Exhibit Index

(1)  Articles of Incorporation dated May 5, 1986 (filed herewith)
(2)  By-laws as amended August 24, 1987 (filed herewith)
(3)  Voting trust agreement - none
(4)  Instruments defining the Rights of Shareholders
     (a) Articles of Incorporation (filed herewith as Exhibit 1)
     (b) By-laws (filed herewith as Exhibit 2)
(5)  Investment Advisory and Management Agreement (filed herewith)
(6)  Underwriting Agreement (filed herewith)
(7)  Bonus, profit sharing or pension plans - none
(8)  Custodian Agreement (filed herewith)
(9)  (a) Agency Agreement (filed herewith)
     (b) Fund Accounting Service Agreement (filed herewith)
(10) Opinion and consent of counsel (filed herewith)
(11) Other opinions, appraisals, rulings and consents -
      Accountants' Consent (filed herewith)
(12) Financial statements omitted from statement of additional information - none
(13) Letter of investment intent (filed herewith)
(14) Prototype Retirement Plan - none
(15) Amended Distribution Plan pursuant to Rule 12b-1 (filed herewith)
(16) Financial Data Schedule (filed herewith)
(17) Plan pursuant to Rule 18f-3 (not applicable)

                          QUESTIONS AND ANSWERS ABOUT
                   MORGAN KEEGAN SOUTHERN CAPITAL FUND, INC.

HOW CAN YOU BENEFIT FROM INVESTING IN THE FUND?

    FIRST: Your securities investment is professionally managed, sparing you the burden of selecting, supervising, and handling a securities portfolio.

    SECOND: Your investment is in a diversified portfolio of securities of companies in a variety of industries, saving you the usual brokerage costs associated with a series of small purchases.

    THIRD: Your investment in the Fund through an individual retirement account ("IRA") (including "education retirement accounts" and "Roth IRAs,") simplified employee pension plan ("SEPP"), savings incentive match plan for employees ("SIMPLE"), self-employed individual retirement plan ("Keogh Plan"), cash or deferred arrangement under section 401(k) of the Internal Revenue Code of 1986, as amended ("401(k) Plan"), or other qualified retirement plan allows you to defer tax on the earnings on your investment. See "Investing Through Tax-Deferred Retirement Plans."

    FOURTH: Your investment is liquid, so that you may redeem your shares at any time at their next determined net asset value (which may be more or less than your purchase price). However, if you withdraw before age 59 1/2 from an IRA, SEPP, SIMPLE, Keogh Plan, 401(k) Plan or other qualified retirement plan, a significant penalty may result. See "Investing Through Tax-Deferred Retirement Plans" and "How You Can Sell Your Fund Shares."

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund's investment objective is capital appreciation. The Fund's investment adviser, Morgan Asset Management, Inc. ("Adviser"), will seek to achieve this objective by investing primarily in securities, including common stock, preferred stock, and convertible and other debt securities, of companies which are headquartered in the southern United States. For purposes of this Prospectus, a company is "headquartered" in the southern United States if its principal corporate offices are located in the southern United States or if (alone or on a consolidated basis) it derives 50% or more of its total revenues from either goods produced, sales made or services performed in the southern United States. For purposes of this Prospectus, the "southern United States" consists of Alabama, Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, Missouri, North Carolina, Oklahoma, South Carolina, Tennessee, Texas, Virginia, and West Virginia. The Fund's investment emphasis will make its performance especially subject to the economic conditions in this region. Of course, there can be no assurance that the Fund will achieve its objective. See "The Fund's Investment Objective and Policies."

WHO SHOULD INVEST IN THE FUND?

    Morgan Keegan & Company, Inc. ("Distributor"), which sells the Fund's shares, believes that the Fund's shares of common stock are suitable for investors interested in long-term growth of capital. Accordingly, the Fund is not intended for investors attempting to "time" the market, seeking short-term price appreciation.

    Investors may purchase shares of the Fund at their then current net asset value plus any applicable sales charge. The Fund pays a management fee to the Adviser and a distribution fee to the Distributor as set forth at pages 14-17 of this Prospectus.

    The Adviser believes that the Fund's shares also may be appropriate for investment by IRAs (including "education retirement accounts" and "Roth IRAs"), SEPPs, SIMPLES, Keogh Plans, 401(k) Plans and other qualified retirement plans with principal investment objectives of capital appreciation, provided that the risks associated with investment in common stocks and in a particular geographic area are recognized. Contributions to these plans are tax deductible within specified limits, and earnings on investments by these plans in Fund shares accumulate free of current income taxes.

                            SUMMARY OF FUND EXPENSES

    Shareholder Transaction Expenses (as a percentage of public offering price)

Maximum Sales Charge Imposed on Purchases.....................         3.0%
Maximum Sales Charge Imposed on Reinvested Dividends..........         None
Redemption Fees...............................................    None
Exchange Fees.................................................         None

    Annual Fund Operating Expenses (as a percentage of average net assets after waiver and reimbursement)*

    Investment Advisory Fee...................................        1.00%
    12b-1 Fee.................................................        0.50%
    Other Expenses............................................   0.30%
                                                                    -----
        Total Fund Operating Expenses.........................        1.80%

    You would pay the following cumulative expenses on a $1,000 investment over the time periods shown assuming, (1) a 5% annual return, and (2) redemption at the end of each period. As noted, the Fund charges no redemption fee of any kind.**

                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                     -----------  -----------  -----------  -----------
EXAMPLE............................................   $      48    $      85    $     125    $     237

    The purpose of the above tables is to assist an investor in understanding the various costs and expenses that an investor in the Fund bears directly or indirectly.

    THE ABOVE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

    *Annual Fund operating expenses are based on the fiscal year ended June 30, 1998. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. The Adviser intends to waive its fee and to reimburse the Fund for a portion of its expenses during the current fiscal year so that total operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) do not exceed 2.0% of net assets annually. See "The Fund's Management and Investment Adviser" on pages 14-16 for further information.

    **The Example set forth above assumes that all dividends and distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The assumption in the Example of a 5% annual return is required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the Fund's actual or projected performance.

                              FINANCIAL HIGHLIGHTS

    The following table provides condensed audited information concerning per share and other information for the periods shown. It has been derived from financial statements which have been examined by KPMG Peat Marwick LLP, independent certified public accountants, for each of the years in the seven-year period ended June 30, 1998, and by Coopers & Lybrand L.L.P., independent certified public accountants, through the fiscal year ended June 30, 1991. These statements, and the reports thereon, appear in the 1998 annual report to the shareholders and are incorporated by reference in the Statement of Additional Information.

MORGAN KEEGAN SOUTHERN CAPITAL FUND, INC.

                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                   6/30/98      6/30/97      6/30/96      6/30/95      6/30/94      6/30/93      6/30/92
                                 -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, beginning of
 period........................      $21.64       $18.06       $14.34       $12.96       $14.04       $13.56       $11.79
Income from Investment
 Operations
  Net Investment Income
    (loss).....................       (0.16 )      (0.11 )      (0.07 )       0.08         0.06         0.05         0.08
  Net Gains on Securities......        5.57         4.64         4.08         1.67         0.03         1.65         1.98
  Total from Investment
    Operations.................        5.41         4.53         4.01         1.75         0.09         1.70         2.06
Less Distributions
  Dividends (from net
    investment income).........                                              (0.08 )      (0.06 )      (0.06 )      (0.09)
  Distribution (from realized
    gains).....................       (0.49 )      (0.87 )      (0.03 )      (0.29 )      (1.11 )      (1.16 )      (0.20)
  Distribution (return of
    capital)...................                    (0.08 )      (0.26 )
  Net Asset Value, end of
    period.....................      $26.56       $21.64       $18.06       $14.34       $12.96       $14.04       $13.56
  Total Return*................       25.32%       26.32%       28.30%       13.81%         .42%       13.32%       17.60%
Ratios/Supplemental Data
  Net Assets, end of period....  88,207,007   53,925,763   37,505,196   27,259,499   38,696,768   45,576,519   28,614,178
  Expenses to Average Net
    Assets**...................         1.8%         2.0%         2.0%         2.0%         2.0%         2.0%         2.0%
  Net Investment Income (loss)
    to Average Net Assets......         (.7%)        (.6%)        (.5%)         .6%          .5%          .4%          .6%
  Portfolio Turnover Rate......          28%          30%          69%          54%         133%         179%         152%
  Average Commission Rate
    Paid+......................     $0.0578      $0.0564

                                 YEAR ENDED   YEAR ENDED   YEAR ENDED
                                   6/30/91      6/30/90      6/30/89
                                 -----------  -----------  -----------
Net Asset Value, beginning of
 period........................      $11.49       $11.52       $11.09
Income from Investment
 Operations
  Net Investment Income
    (loss).....................        0.09         0.10         0.57
  Net Gains on Securities......        0.27         0.30         0.31
  Total from Investment
    Operations.................        0.36         0.40         0.88
Less Distributions
  Dividends (from net
    investment income).........       (0.06 )      (0.43 )      (0.45 )
  Distribution (from realized
    gains).....................
  Distribution (return of
    capital)...................
  Net Asset Value, end of
    period.....................      $11.79       $11.49       $11.52
  Total Return*................        3.23%        3.69%        8.05%
Ratios/Supplemental Data
  Net Assets, end of period....  13,078,456    8,793,164    9,244,702
  Expenses to Average Net
    Assets**...................         2.0%         2.0%         2.0%
  Net Investment Income (loss)
    to Average Net Assets......          .9%          .9%         5.1%
  Portfolio Turnover Rate......         187%         137%         136%
  Average Commission Rate
    Paid+......................

----------------------------------
 *  TOTAL RETURN DOES NOT INCLUDE FRONT END SALES LOAD.

**  1.8%, 2.0%, 2.2%, 2.2%, 2.0%, 2.0%, 2.3%, 3.5%, 3.8% AND 3.6% BEFORE EXCESS
    REIMBURSEMENT AND FEE WAIVER FROM ADVISER IN 1998, 1997, 1996, 1995, 1994, 1993, 1992, 1991, 1990 AND 1989, RESPECTIVELY.

 + Disclosure effective for fiscal years beginning on or after September 1, 1995.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

    The Fund's investment objective is capital appreciation. Absent approval of the holders of a majority of the Fund's outstanding voting securities, this objective cannot be changed. There is no assurance that the Fund's investment objective can be achieved. The Fund, consistent with its objective of capital appreciation, invests primarily in securities, including common and preferred stock, and convertible and other debt securities, of companies headquartered in the southern United States, and may invest in securities that pay no dividends or interest. The timing of purchases and sales on behalf of the Fund is made on the fundamental investment merits of the securities and generally will be uninfluenced by whether any gain from such transactions would be classified as short-term or long-term for tax purposes.

    The Fund's Adviser selects investments primarily based on a fundamental analysis of specific companies. Analysis includes consideration of the overall financial health and prospects of given companies, with attention to the following factors: return on equity; rate of growth of earnings; and price to earnings ratios, as compared to the company's historic performance and to the ratios of the industry at large.

    Under normal circumstances, at least 65% of the Fund's assets will be invested in equity and debt securities of companies that are headquartered in the southern United States. Consequently the Fund may invest up to 35% of its assets in securities of companies headquartered outside that region. The Fund's Adviser believes that the demographic and economic characteristics of the fifteen states in the region are such that many companies headquartered there have greater than average potential for capital appreciation. For example, recent statistics suggest that such companies may enjoy favorable labor conditions, with average annual pay below the national average. The Adviser also believes that other factors exert a positive influence on companies headquartered in the region, including generally mild climate, lower state taxes, labor availability, and government attitudes generally favorable to business development.

    Of course, there is no assurance that the demographic and economic characteristics that the Adviser believes favor many southern companies will continue in the future. Local, national, and international political events and economic trends may adversely affect the economic climate of the southern United States. However, the Adviser believes that by investing in carefully selected southern companies, the Fund will be able to have a securities portfolio with greater than average potential for capital appreciation.

    While the Fund will concentrate at least 65% of its investments in companies headquartered in the southern United States, the Fund may invest up to 35% of its assets in companies headquartered outside that region, so as to allow the Fund to take advantage of attractive opportunities in securities of other companies. From time to time, the Fund may write (sell) covered call options on certain of its portfolio securities.

    Investment in a portfolio of securities of companies headquartered in a specific geographical region may involve greater risk of possible loss than investment in a portfolio of securities of companies which have headquarters throughout the United States. The Fund may be more affected by a common adverse factor than a fund with a portfolio which is not geographically concentrated. For example, there is a risk that those economic, demographic and other factors that, in the opinion of the Adviser, favor the growth of companies headquartered in the southern United States might not result in the growth of such companies or in their stock prices, or that there will be changes in those factors in the future. However, given these economic, demographic and other factors, the Adviser believes that such investments may also offer greater than average long-term capital appreciation potential.

    The Fund invests primarily in common stock, preferred stock and convertible debt securities. Normally the Fund would not expect to invest more than 35% of its assets in non-convertible debt securities, including high quality money market instruments (such as certificates of deposit), repurchase agreements and cash. The Fund expects to invest only in investment grade debt securities. The value of such securities normally is expected to increase as interest rates decrease, and conversely to decrease as interest rates increase. For temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments, repurchase agreements and cash.

    As noted above, the Fund may invest in repurchase agreements. As engaged in by the Fund, a repurchase agreement is an agreement under which U.S. government obligations are acquired from a securities dealer or bank subject to resale at an agreed upon price (which includes an interest factor) and date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Under procedures approved by the Fund's Board of Directors, the Adviser enters into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy or insolvency during the term of the agreement. The Fund will not enter into repurchase agreements of more than seven days' duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments.

    Like other mutual funds, the Fund could be affected by problems relating to the ability of computer systems to recognize the Year 2000. The Fund is taking steps to ensure that its own computer systems are compliant with Year 2000 issues and to determine that the systems used by its major service providers are also compliant. The Fund is making efforts to determine whether companies in the Fund's portfolio will be affected by this issue. At the same time it is impossible to know whether these problems, which could disrupt Fund operation and investment, if uncorrected, have been adequately addressed until the date in question arrives.

                       THE FUND'S INVESTMENT LIMITATIONS

    Under the Fund's current investment limitations, which, along with its investment objective, cannot be changed except by vote of the holders of a majority of the Fund's outstanding voting securities, the Fund may not among other things:

     1. Invest more than 25% of its total assets in securities of issuers in the same industry.

     2. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities, or buy more than 10% of the voting securities or more than 10% of all the securities of any one issuer.

     3. Invest more than 5% of its total assets (taken at market value) in securities of companies that, including their predecessors, have been in operation for less than three years.

    The Fund's other investment limitations are described in the Statement of Additional Information.

                         HOW YOU CAN INVEST IN THE FUND

    The minimum initial investment in the Fund for each account is $500 and the minimum investment for each purchase of additional shares is $250. However, initial and subsequent investments in an IRA account established on behalf of a nonworking spouse of a shareholder who has an IRA invested in the Fund require a minimum amount of only $250. In addition, once an account is established, the minimum amount for subsequent investments will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code of 1986, as amended ("Code").

There are three ways you can invest in the Fund:

    1.  Through your Morgan Keegan Broker.

    Fund shares may be purchased through any Morgan Keegan broker who will be pleased to open a Morgan Keegan account for you, explain to you the shareholder services available from the Fund, and answer any questions you may have. After you have established a Morgan Keegan account, you can order Fund shares from Morgan Keegan brokers in person, by telephone or by mail. A regular order placed with Morgan Keegan will be effected and shares will be purchased at the net asset value next determined plus the applicable sales charge described below ("offering price"). Special documents available from your broker must be completed if you invest in Fund shares through an IRA, SEPP, SIMPLE, Keogh Plan, 401(k) Plan or other qualified retirement plan. Payment for Fund shares generally is due to Morgan Keegan on the third business day ("settlement date") after the trade date.

    2.  Through Morgan Keegan & Company, Inc.

    If you do not wish to purchase Fund shares through a Morgan Keegan broker, you may purchase Fund shares directly from Morgan Keegan & Company, Inc., the Fund's distributor, by completing the application included in this Prospectus and sending it along with a check to Morgan Keegan at the address set forth in the application. Additional documents required to purchase Fund shares through an IRA, Keogh or other qualified investment plan are available from Morgan Keegan. Shares will be purchased at the offering price next determined after receipt of the completed application and check.

    An order placed with Morgan Keegan on behalf of an IRA, SEPP, SIMPLE, Keogh Plan, 401(k) Plan or other qualified retirement plan will not be transmitted to the Fund until Morgan Keegan's Memphis Office receives a check for the amount of the purchase. Orders received by Morgan Keegan's Memphis Office before the close of business of the New York Stock Exchange, Inc. ("Exchange") (currently 4:00 p.m. Eastern Time) on any day the Exchange is open will be executed at the offering price of Fund shares as determined as of the close of the Exchange on that day. Orders received by Morgan Keegan's Memphis Office after the close of the Exchange or on days the Exchange is closed will be executed at the offering price determined as of the close of the Exchange on its next trading day. The Fund and Morgan Keegan reserve the right to reject any order for Fund shares.

    3. Through Pre-authorized Check Plan and Other Transfers of Funds from Financial Institutions.

    Once you are a Fund shareholder, you can make additional investments through the Fund's pre-authorized Check Plan for convenient monthly investments. For additional information, contact your Morgan Keegan broker.

    Investors may purchase shares at the net asset value next determined after receipt of their orders plus a sales charge equal to 3% of the public offering price (3.09% of the net amount of the purchase price invested in shares of the Fund). On sales of $1 million or more, investors may purchase shares at the net asset value next determined after receipt of the order plus a sales charge equal to 1% of the public offering price (1.01% of the net amount of the purchase price invested in Fund shares). Investors who intend to purchase at least $1 million of Fund shares may also purchase shares at a 1% sales charge pursuant to a letter of intention program that permits purchases within a two-year period to be aggregated for this purpose.

    The sales charge is waived on shares of the Fund purchased (1) as a result of reinvestment of dividends and capital gain distributions and (2) by officers, directors and full-time employees (and their immediate families, which includes their spouse, children, mother, father and siblings) of Morgan Keegan & Company, Inc. (or its direct or indirect subsidiaries), or by directors or officers (and their immediate families, which includes their spouse, children, mother, father and siblings) of the Fund. The sales charge also is waived on purchases of Fund shares in an initial amount of not less than $250,000, and thereafter for subsequent purchases if the purchaser's Fund account balance is at least $250,000, by (1) common or collective trust funds maintained by a bank, (2) stock bonus, pension or profit sharing plans qualified under section 401(a) of the Code (including Keogh Plans and 401(k) Plans), and (3) organizations exempt from taxation pursuant to section 501(a) of the Code. Also, shares of the Fund may be acquired without a sales charge if the purchase is made through a Morgan Keegan representative who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission, if the following conditions are met: (1) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (2) within 90 days of the purchase of the Fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the Fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. The sales charge is also waived on purchases through Morgan Keegan Mutual Fund "Wrap Accounts". Investors seeking to avail themselves of this waiver will be required to provide satisfactory evidence that all the above-noted conditions are met and should contact their Morgan Keegan representative for more information.

                   HOW YOUR SHAREHOLDER ACCOUNT IS MAINTAINED

    When you initially purchase your Fund shares, an account is automatically established for you. Any shares that you purchase or receive as a distribution from time to time will be credited directly to your account at the time of purchase or receipt. No certificates are issued unless you specifically request them in writing. Certificates will be issued in full shares only. No certificates will be issued for shares prior to 15 business days after purchase of such shares by check unless the Fund can be reasonably assured during that period that payment for the purchase of such shares has been collected.

                       HOW YOU CAN SELL YOUR FUND SHARES

    There are two ways you can sell and receive cash for your Fund shares. First, you may give your Morgan Keegan broker an order for redemption of your shares. Second, you may send a written request for redemption directly to Morgan Keegan Southern Capital Fund, Inc., Fifty Front Street, Memphis, TN 38103.

    A redemption request received by Morgan Keegan's Memphis Office from a Morgan Keegan broker will be forwarded on the same day to the Fund's transfer agent, and will be redeemed after receipt by the Fund at the net asset value per share next determined at the close of the Exchange. Upon receipt of a request for redemption in "good order," as described below, before the close of business on the Exchange on any day when the Exchange is open, Morgan Keegan & Company, Inc., as transfer agent for the Fund, will redeem Fund shares at the net asset value per share determined at the close of the Exchange on that day. Requests for redemption received by the transfer agent after the close of business on the Exchange or on a day when the Exchange is not open for business, will be executed at the net asset value determined at the close of the Exchange on its next trading day.

    The Fund normally transmits payment for credit to the shareholder's account at Morgan Keegan for all shares redeemed three business days after receipt of a redemption request. The proceeds of your redemption may be more or less than your original cost. If the shares to be redeemed were paid for by check (including certified or cashier's checks) within 15 business days of the redemption request, the proceeds may not be disbursed unless the Fund can be reasonably assured that the check has been collected.

    A redemption request will be considered to be received in "good order" only if:

     1. You have indicated in writing the number of shares to be redeemed and your shareholder account number.

     2. The written request is signed by you and by any co-owner of the account with exactly the same name or names used in establishing the account.

     3. The written request is accompanied by any certificates representing the shares that have been issued to you, and you have endorsed the certificates for transfer or an accompanying stock power exactly as the name or names appear on the certificates.

     4. The signatures on the written redemption request and on any certificates for your shares (or an accompanying stock power) have been guaranteed by any U.S. trust company, a member firm of a U.S. stock exchange, or any other eligible guarantor institution.

    Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the request for redemption. If you have a question concerning the sale of Fund shares, contact Morgan Keegan or your Morgan Keegan broker.

    Because of the high cost of maintaining small accounts, if your account's current value falls below $500 due to your redemption of shares, the Fund may elect to close your account and mail the proceeds to you. However, if the Fund so elects, you will be notified in writing that your account is below $500 and you will be allowed 60 days in which to make an additional investment in order to avoid having your account closed.

                       HOW NET ASSET VALUE IS DETERMINED

    The offering price of one share is its net asset value plus a sales charge (currently a maximum of 3% of the offering price, or 3.09% of the net amount invested). See "How You Can Invest in the Fund" on pages 8-9. Net asset value per Fund share will be determined daily as of the close of the Exchange, on every day that the Exchange is open for business, by dividing the value of the total assets of the Fund, less liabilities, by the total number of shares outstanding at such time. Securities owned by the Fund for which market quotations are readily available will be valued at current market value, and other securities and assets will be valued at fair value by or under the direction of the Board of Directors.

                            PERFORMANCE INFORMATION

    From time to time the Fund may quote its "total return" in advertisements or other promotional materials. A mutual fund's total return is a measurement of the overall change in value of an investment in a fund, including changes in share price and assuming reinvestment of dividends and other distributions. "Cumulative total return" shows a fund's performance over a specific period of time. "Average annual total return" is the average annual compound return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period Average annual returns, which differ from actual year-to-year results, tend to even out variations in a fund's returns.

    From time to time the Fund may advertise its ranking and other assessments of its performance by independent companies that monitor mutual fund performance (e.g., Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.) and may advertise similar analyses that are reported periodically in national financial publications such as BARRON'S and MONEY MAGAZINE.

The Fund may also compare its performance to the performance of Standard & Poor's 500 Index and other relevant unmanaged indices.

    Performance information and quoted rankings are indicative only of past performance and are not intended to and do not represent future investment results. The Fund's share price will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

    Shortly after the end of each fiscal year (June 30), the Fund declares and distributes to shareholders as dividends substantially all of its investment company taxable income, which includes net investment income and net short-term capital gain (gain from the sale of securities held for one year or less), if any, but excludes the excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any. The Fund also distributes to shareholders substantially all net capital gain, if any, after the end of the fiscal year in which the gain is realized. To avoid having to pay a certain excise tax, however, the Fund may be required by the end of each calendar year to make a second distribution of substantially all of (i) its ordinary income earned between the end of its fiscal year and December 31 and (ii) any capital gain net income realized between the end of its fiscal year and October 31. Distributions to Keogh Plans, 401(k) Plans and other qualified retirement plans generally are reinvested in Fund shares (without a sales charge). Other shareholders may elect to:

        1. Receive (reinvest) both dividends and capital gain distributions in Fund shares;

        2. Receive dividends in cash and receive (reinvest) capital gain distributions in Fund shares;

        3. Receive (reinvest) dividends in Fund shares and receive capital gain distributions in cash; or

        4.  Receive both dividends and capital gain distributions in cash.

    No sales charge is imposed on the reinvestment of dividends or capital gain distributions.

    If no election is made, then ordinarily by the fifth business day after the record date for payment, both dividends and capital gain distributions are credited to your account (without a sales charge) in additional Fund shares at the net asset value of the shares determined at the close of business on the day following the record date. The payment date for shareholders electing to receive dividends and/or capital gain distributions in cash also is ordinarily the fifth business day after the record date. You may elect to change your option by notifying in writing the Fund's transfer and dividend-disbursing agent, Morgan Keegan & Company, Inc., Fifty

Front Street, Memphis, TN 38103. Your election will become effective for the succeeding dividend and/or capital gain distribution, provided your election is made at least 15 days prior to the record date of the dividend or capital gain distribution.

TAXES

    The Fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Code so that it (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders. To the extent, however, that the Fund does not distribute to its shareholders by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus other certain amounts, a 4% excise tax will be imposed on the Fund.

    Dividends from the Fund's investment company taxable income are taxable as ordinary income to its shareholders, other than tax-exempt entities (including Keoghs, 401(k) plans, IRAs and other qualified retirement plans), whether received in cash or reinvested in additional Fund shares, to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to those shareholders as long-term capital gains, whether received in cash or reinvested in additional Fund shares and regardless of the length of time the shares have been held.

    The Fund sends a notice to each shareholder following the end of each calendar year specifying the amounts of all dividends and capital gain distributions paid (or deemed paid) during that year and the portion of those dividends that qualifies for the corporate dividends-received deduction. The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% from all dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

    A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid). Capital gain on the redemption of Fund shares held for more than one year will be long-term capital gain. If a shareholder purchases Fund shares within thirty days before or after redeeming other Fund shares at a loss, all or a part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

    The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. In addition to those considerations, which are applicable to any investment in the Fund, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of this investment on their own tax situations.

                              SHAREHOLDER SERVICES

CONFIRMATIONS AND REPORTS

    You will receive from the transfer agent after each purchase or sale a confirmation showing the particular transaction and the current status of your account. Reports will be sent to shareholders at least semiannually showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent certified public accountants will also be sent to shareholders each year.

    Shareholder inquiries may be made in writing to Morgan Keegan Southern Capital Fund, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis Tennessee 38103, or by telephoning (901) 524-4100.

                INVESTING THROUGH TAX-DEFERRED RETIREMENT PLANS

    An investment in Fund shares may be appropriate for IRAs (including "education individual retirement accounts" and "Roth IRAs", SEPPs, Keogh Plans, SIMPLES, 401(k) Plans and other qualified retirement plans. Investors who are considering establishing such a plan may wish to consult their attorneys or tax advisers with respect to specific tax questions regarding such plans. Morgan Keegan can make available to you forms of IRAs, SEPPs, SIMPLES, Keogh Plans, 401(k) Plans and other qualified retirement plans which have been approved as to form by the Internal Revenue Service. Additional information with respect to these plans is available upon request from any Morgan Keegan broker.

                  THE FUND'S MANAGEMENT AND INVESTMENT ADVISER

    The Fund's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, it has selected Morgan Asset Management, Inc. ("Adviser"), a wholly owned subsidiary of Morgan Keegan, Inc., which is also the parent of Morgan Keegan & Company, Inc., to serve as the Fund's investment adviser and manager. Subject to the supervision of the Board of Directors, the Adviser manages the investment and other affairs of the Fund and directs the investments of the Fund in accordance with its investment objective, policies and limitations pursuant to an Investment Advisory and Management Agreement between the Fund and the Adviser, dated August 14, 1986. The Adviser's address is Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103.

    The Adviser receives for its services a management fee, calculated daily and payable quarterly, at an annual rate of 1% of the average daily net assets of the Fund for the first $100 million of average daily net assets and 0.75% of average daily net assets exceeding $100 million. The advisory fee is higher than fees paid by most other funds to their investment advisers. The Adviser has agreed to waive its fee and to reimburse the Fund to the extent its annual expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 2.0% of net assets. The Fund expects to use Morgan Keegan & Company, Inc. as broker for all or a substantial portion of its agency transactions in listed securities at commission rates and under circumstances consistent with the policy of best execution. Morgan Keegan & Company, Inc. also provides accounting services to the Fund and acts as its transfer and dividend disbursing agent.

    Since July 1, 1994, E. Elkan Scheidt, a managing director of Morgan Keegan & Company, Inc. and an employee of Morgan Asset Management, Inc. has served as the portfolio manager of the Fund. From November 1990 to July 1, 1994, Mr. Scheidt served as assistant to the portfolio manager of the Fund. Mr. Scheidt joined Morgan Keegan as an investment broker in 1985. He received a B.A. in Economics from Tulane University in New Orleans, Louisiana. Morgan Keegan investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

    The Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. High portfolio turnover rates will result in the payment by the Fund of above average transaction costs and could result in the payment by shareholders of above average taxes as realized investment gains. The Adviser expects that the Fund's rate of portfolio turnover generally will not exceed 200%, but it may vary from year to year, and will not be a limiting factor when management deems portfolio changes appropriate.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

    As of June 30, 1998, the Fund's portfolio was invested in 73 stocks, representing 18 different industries. Its largest holdings were in the financial, energy-related and technology sectors. The outlook for the market continues to be favorable, despite its current high valuation and recent volatility. Relatively low interest rates, a slow-growing economy and a Federal Reserve determined to keep inflation under control should provide an excellent foundation for an extended market rally. The South, which continues to be one of the most rapidly-growing regions of the United States, provides the Fund with excellent investment opportunities in companies with strong growth prospects. The Fund remains focused on the best opportunities in our region, regardless of market capitalization. By maintaining a blend of large and small company stocks, the Fund offers both the higher growth potential of small emerging companies and the stability typically provided by larger firms.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
SOUTHERN CAPITAL FUND AND THE S&P 500
                                                                               SOUTHERN CAPITAL FUND    S&P 500
1988
$9,700    $10,000
1989
$10,481    $11,526
1990
$10,867    $13,090
1991
$11,218    $13,571
1992
$13,192    $14,923
1993
$14,950    $16,473
1994
$15,013    $16,244
1995
$17,086    $19,918
1996
$21,921    $24,520
1997
$27,592    $32,363
1998
$34,704    $41,457
AVERAGE ANNUAL TOTAL RETURN
1 YEAR
5 YEAR    10 YEAR
21.56%
17.63%     13.25%
Past performance is not predictive of future performance.
The maximum sales charge imposed on purchases is 3.0%.

                             THE FUND'S DISTRIBUTOR

    Morgan Keegan & Company, Inc. acts as distributor of the Fund's shares pursuant to a plan of distribution ("Plan") adopted by the Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") and an Underwriting Agreement between it and the Fund. The Underwriting Agreement obligates the Distributor to promote the Fund, to solicit and accept orders for the purchase of the Fund's shares and to pay certain expenses in connection with the offering of Fund shares, including the expenses of the printing and distribution of Prospectuses, Statements of Additional Information and periodic reports used in connection with the offering to prospective investors and for supplementary sales literature, and advertising costs and administrative and overhead expenses related to distribution of shares. The Distributor also pays sales commissions and other compensation, including special additional compensation and promotional incentives from time to time, to investment brokers for sales of Fund shares. For its services, the Distributor receives distribution and service fees described below and the proceeds of the sales charges paid by investors, unless such sales charge is waived. See "How You Can Invest In The Fund."

    Under the Plan, the Fund pays the Distributor a service fee computed daily and paid monthly at the annual rate of .25% of the Fund's average daily net assets as compensation for its servicing of shareholder accounts, and pays the Distributor a distribution fee as compensation for its distribution services, computed daily and paid monthly, at the annual rate of .25% of the Fund's average daily net assets. While the Plan is in effect, the Fund is obligated to pay service and distribution fees, in the aggregate, of .50% of net assets, regardless of whether the Distributor's service and distribution expenses equal such fee income; however, the Fund pays no greater fees if the Distributor's distribution and service expenses for a given year exceed the amount of the fees it receives from the Fund. The Plan does not provide for expenses of Morgan Keegan to be "carried over" to a succeeding year if such expenses exceed the .50% limit.

    The Distributor's expenses as distributor may or may not exceed the amount paid to it by the Fund under the Plan, depending, among other things, on the amount of compensation paid to Morgan Keegan brokers (other than commissions paid at the time of sale from sales charge proceeds), and its advertising and other costs of distribution, as well as the asset size of the Fund.

          THE FUND'S CUSTODIAN, TRANSFER AND DIVIDEND-DISBURSING AGENT

    State Street Bank and Trust Company, National Association (108 Myrtle St., Quincy, MA 02171) is custodian of the Fund's assets. As indicated, Morgan Keegan & Company, Inc., Fifty Front Street, Memphis, Tennessee 38103 serves as the transfer and dividend-disbursing agent of the Fund.

                     DESCRIPTION OF THE FUND AND ITS SHARES

    The Fund is a diversified open-end management investment company incorporated in Maryland on May 5, 1986. The Fund has authorized capital of 100 million shares of common stock, par value $0.001. All shares are the same class, and each share is entitled to one vote for the election of directors and on any other matter submitted to a shareholder vote. The Directors may create additional series of shares from time to time although they have no present intention to do so. Fractional shares will have fractional voting rights. Voting rights are not cumulative. All shares of the Fund are fully paid and nonassessable and have no preemptive or conversion rights.

    The Fund does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office has been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. The Fund's by-laws require the Directors to call a meeting of shareholders when requested in writing to do so by the shareholders of record of not less than 25% of the Fund's outstanding shares.

                   MORGAN KEEGAN SOUTHERN CAPITAL FUND, INC.
                       APPLICATION FOR PURCHASE OF SHARES

    You may purchase shares of the Morgan Keegan Southern Capital Fund, Inc. by
(1) contacting a Morgan Keegan broker, or (2) completing this application and sending it along with a check made payable to Morgan Keegan Southern Capital Fund, Inc. to:

                    Morgan Keegan & Company, Inc.
                    Morgan Keegan Tower - Fifty Front Street
                    Memphis, TN 38103 - Attn: Southern Capital Fund, Inc.

    Additional documents available from a Morgan Keegan broker are required to purchase Fund shares through an IRA, SEPP, Keogh, 401(k) Plan or other qualified retirement plan.

Account Registration                                                       Amount
Name                                                                          $
             (First Name)             (Middle)             (Last      ($500 minimum)
 Name)

Joint owner or other
   registration, if applicable
Street
City State Zip
Phone Number
Social Security Number or Taxpayer Identification Number

Distributions
Shareholders may elect to:
/ / Receive both dividends and capital gain distributions in Fund shares;
/ / Receive dividends in cash and capital gains distributions in Fund shares;
/ / Receive dividends in Fund shares and capital gain distributions in cash; or / / Receive both dividends and capital gain distributions in cash.
If no selection is made dividends and capital gain distributions will be reinvested in Fund shares.

Signature
I have received and read a copy of the prospectus of Morgan Keegan Southern Capital Fund, Inc., and agree to its terms.

I am of legal age.
Under the penalties of perjury, I certify (1) that the Social Security Number or other Taxpayer Identification Number shown above is correct, and (2) that unless the box below is checked, I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest and dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. The certifications in this paragraph are required for all nonexempt persons to prevent backup withholding of 20% of all taxable distributions and gross redemption proceeds under the federal income tax law.

/ / Check here if you are subject to backup withholding.

Signature                           Date             Joint Registrant, if any

DO NOT COMPLETE
Account number ______________________________________  Rep number ______________

                                 Morgan Keegan
                     Southern Capital Fund, Inc. Prospectus

TABLE OF CONTENTS                                         PAGE
                                                        ---------
Questions and Answers About Morgan Keegan Southern
 Capital Fund, Inc....................................          2
Summary of Fund Expenses..............................          3
Financial Highlights..................................          5
The Fund's Investment Objective and Policies..........          6
The Fund's Investment Limitations.....................          7
How You Can Invest in the Fund........................          8
How Your Shareholder Account is Maintained............         10
How You Can Sell Your Fund Shares.....................         10
How Net Asset Value is Determined.....................         11
Performance Information...............................         11
Dividends, Capital Gain Distributions and Taxes.......         12
Shareholder Services..................................         14
Investing Through Tax-Deferred Retirement Plans.......         14
The Fund's Management and Investment Adviser..........         14
The Fund's Distributor................................         16
The Fund's Custodian, Transfer and Dividend-Disbursing
 Agent................................................         17
Description of the Fund and its Shares................         17

                                 MORGAN KEEGAN

                         Morgan Keegan & Company, Inc.
                              Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                        (901) 524-4100 - (800) 564-2113

This Prospectus does not constitute an offering by the Fund or by the principal underwriter in any jurisdiction in
                 which such offering may not lawfully be made.

MORGAN KEEGAN SOUTHERN CAPITAL FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

     Morgan Keegan Southern Capital Fund, Inc. ("Fund") is a mutual fund seeking capital appreciation. The Fund invests principally in securities, including common stock, preferred stock, convertible and other debt securities, of companies which are headquartered in the southern United
States. For purposes of this Statement of Additional Information, the "southern United States" consists of Alabama, Arkansas, Florida, Georgia,
Kentucky, Louisiana, Mississippi, Missouri, North Carolina, Oklahoma, South Carolina, Tennessee, Texas, Virginia and West Virginia. A company is "headquartered" in the southern United States if either its principal corporate offices are located in the southern United States, or if (alone or on a consolidated basis) it derives 50% or more of its total revenues from either goods produced, sales made or services performed in the southern
United States.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated November 1, 1998, which has been filed with the Securities and Exchange Commission. A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc., the Fund's distributor.

Morgan Keegan & Company, Inc.
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee  38103
(901) 524-4100

     TABLE OF CONTENTS  				                                            PAGE

Additional Information About Investment Limitations and Policies        2
Additional Tax Information                                              6
Additional Purchase and Redemption Information                          7
Valuation of Shares                                                     9
Performance Information                                                 9
Tax-Deferred Retirement Plans                                          11
The Fund's Directors and Officers                                      13
The Fund's Principal Shareholders                                      14
The Fund's Investment Adviser                                          14
Portfolio Transactions and Brokerage                                   16
The Fund's Distributor                                                 17
The Fund's Custodian, Transfer Agent, Dividend Disbursing Agent, and
    Portfolio Accounting Service Agent                                 20
The Fund's Legal Counsel                                               21
The Fund's Certified Public Accountants                                21
Financial Statements                                                   21

Dated:  November 1, 1998



ADDITIONAL INFORMATION ABOUT INVESTMENT LIMITATIONS AND POLICIES

     In addition to the investment objective and the three numbered investment limitations described in the Prospectus, Morgan Keegan Southern Capital Fund, Inc. ("Fund") has adopted certain investment limitations that cannot be changed except by vote of the holders of a majority of the Fund's outstanding voting securities. The Fund may not:

1. Borrow money, including entry by the Fund into reverse repurchase agreements, except for temporary purposes in an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing. Although not a fundamental policy subject to shareholder approval, the Fund intends to repay any money borrowed before any additional portfolio securities are purchased;

2. Mortgage, pledge or hypothecate any of its assets, except to secure permitted borrowings up to 5% of the value of its total assets at the time of borrowing, provided that the deposit in escrow of underlying securities in connection with the writing of call options is not deemed to be a pledge;

3. Purchase securities on "margin," make short sales of securities or maintain a short position in any security;

4. Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the Fund's total assets (taken at market value) would be invested in such securities;

5.  Purchase or sell commodities and commodity contracts;

Underwrite the securities of other issuers, except  that the Fund may
invest in securities that are not   readily marketable without registration
under the Securities Act of 1933, as amended, if immediately after the making of such investment not more than 5% of the value of the Fund's total assets (taken at cost) would be so invested;

6. Make loans, except loans of portfolio securities and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

7. Write (sell) or purchase put, call, straddle or spread options except that the Fund may write covered call options with respect to its portfolio securities listed on a national securities exchange and enter into closing purchase transactions with respect to call options so listed or quoted;

8. Purchase or sell real estate, except that the Fund may invest in securities collateralized by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein; or

9. Purchase or sell interests in oil or gas or other mineral exploration or development programs.

     As noted above, the investment limitations of the Fund described in the preceding paragraphs, the investment limitations described in the Prospectus, and the Fund's investment objective are fundamental and may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940 ("1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets which may be invested in any security or other standard or percentage limitation, such percentage shall be determined immediately after and as a result of the acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Illiquid Securities

     Although not a fundamental policy subject to shareholder vote, the Fund will not invest more than 10% of its net assets in illiquid securities (securities which, in the judgment of Morgan Asset Management, Inc. ("Adviser"), could not be sold within seven business days without substantial adverse impact on their market prices because of such sales), including repurchase agreements of more than seven days' duration.

Warrants

     Although not a fundamental policy subject to shareholder vote, as long as the Fund's shares are registered in certain states, the Fund may not invest more than 5% of the value of its net assets, taken at the lower of cost or market value, in warrants or invest more than 2% of the value of such net assets in warrants not listed on the New York or American Stock Exchanges. The Fund currently has no intention of purchasing any warrants in the coming year.

Options

     The Fund may from time to time write (sell) covered call options on certain of its portfolio securities. The Fund intends only to engage in transactions in exchange-traded options. A covered call option is an option to purchase a portfolio security owned by the Fund. In such a transaction, the Fund obligates itself to sell the underlying security to the purchaser of the option at a fixed price if the purchaser exercises the option during the option period. In return, the Fund receives a premium from the purchaser. During the option period, the Fund foregoes the opportunity to profit from any increase in the market price of the security above the exercise price of the option, but retains the risk that the price of the security may decline.


     The Fund may seek to terminate its obligation as a writer of a call option prior to its expiration by entering into a "closing purchase transactions." There is no assurance that the Fund will be able to effect a closing purchase transaction, particularly with respect to thinly traded call options. The selling of call options could result in an increase in the Fund's portfolio turnover rate, particularly in periods of appreciation in the market price of the underlying securities. The Fund would use such options only as a defensive strategy and not as a primary investment technique. Although not a fundamental policy subject to shareholder vote, the Fund does not intend during the coming year to write call options on portfolio securities exceeding 5% of its total assets or to write options that are not traded on a national securities exchange. Normally such options will be written only on those portfolio securities which the Adviser does not expect to have significant short-term capital appreciation.


Lending Portfolio Securities

     The Fund may lend portfolio securities to broker/dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the value of the securities loaned plus any accrued interest, "marked to market" on a daily basis, is continuously maintained by the borrower with the Fund, and further provided that the Adviser determines that the borrower presents minimal credit risk. The Adviser will monitor the credit status of the borrower during the period of the loan.


     During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon fee from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote
if such vote were considered important with respect to the investment.   The
Fund does not intend during the coming year to loan more than 5% of its portfolio securities at any given time.

Repurchase and Reverse Repurchase Agreements

     Available cash may be invested by the Fund in repurchase agreements. A repurchase agreement is an agreement under which U.S. Government obligations are acquired from a securities dealer or Bank subject to resale at a previously agreed upon price and date. The resale price reflects an agreed upon interest rate which is unrelated to the interest rate provided by the securities which are transferred. The securities will be held for the Fund by its custodian as collateral until retransferred and will be supplemented by additional collateral (without cost to the Fund) if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Repurchase agreements are usually for periods of one week or less, but may be for longer periods.

     To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund would be delayed or limited. However, the Fund has adopted standards for the parties with whom it may enter into repurchase agreements, including monitoring by the Adviser of the creditworthiness of such parties, which the Fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.


     As stated in the Fund's investment limitations, the Fund may enter into reverse repurchase agreements for temporary purposes. Because such agreements are considered to be borrowings, the agreements are subject to the limitation that the Fund may not borrow in an aggregate amount that exceeds 5% of the value of the Fund's total assets at the time of borrowing. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the market value of the securities, plus accrued interests, subject to the agreement.

ADDITIONAL TAX INFORMATION

     The following is a general summary of certain federal income tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes that may be applicable to them.


General

     The Fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). In order to qualify for that treatment, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options) derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and
(3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and Other Distributions

     A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax. Distributions by the Fund of net capital gain (the excess of net long-term capital gain over net short-term capital loss) do not qualify for the dividends-received deduction.

     Dividends and other distributions declared by the Fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.




     Any loss on a sale or exchange of Fund shares held for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

     A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase Fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Letter of Intention

     The sales charge applicable to purchases is reduced to 1% pursuant to a Letter of Intention that states that the purchaser intends to purchase shares equal to at least $1,000,000 within a 24-month period. Investors may obtain a form of a Letter of Intention ("Letter") from their Morgan Keegan investment broker or the Fund's transfer agent, Morgan Keegan & Company, Inc. ("Transfer Agent"). Under a Letter, purchases of shares of the Fund which are sold with a sales charge made within a 24-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $50,000 must be made; purchases must be made for a single account;

and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $1,000,000), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 24-month period (while remaining registered in the name of the purchaser) for this purpose.


Additional Information of Redemptions

     Suspension of the right of redemption, or postponement of the date of payment, may be made (1) for any periods when the Exchange is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by the Fund or when an emergency, as defined by the rules and regulations of the Securities & Exchange Commission ("SEC") exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the Fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.


     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Fund's per share net asset value. However, the Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

VALUATION OF SHARES

     Net asset value of a Fund share will be determined daily as of the close of the Exchange, on every day that the Exchange is open for business, by dividing the value of the total assets of the Fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the Exchange is closed. Currently, the Exchange is closed on weekends and on certain days relating to the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, and Christmas. Securities owned by the Fund for which market quotations are readily available will be valued at current market value, or, in their absence, at fair value as determined under procedures adopted by the Fund's Board of Directors. Securities traded on an exchange or NASD National Market System securities (including debt securities) will normally be valued at their last sale price. Other over-the-counter securities (including debt securities), and securities traded on exchanges for which there is no sale on a particular day (including debt securities), will be valued by a method which the Fund's Board of Directors believes accurately reflects fair value. Premiums received on the sale of call options are included in the Fund's net asset value, and the current market value of options sold by the Fund will be subtracted from net assets.

PERFORMANCE INFORMATION

     The Fund's performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The Fund's share price will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.


Total Return Calculations

     Average annual total return quotes ("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

       P(1 + T)n = ERV
where:  P         = a hypothetical initial payment of $1,000
       T               = average annual total return
       n               = number of years
       ERV         = ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of that period

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the Fund are assumed to have been reinvested at net asset value.


     The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Initial sales charges are not taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

Other Information

     From time to time the Fund may compare its performance in Performance Advertisements to the performance of other mutual funds or various market indices. One such market index is the S&P 500, a widely recognized unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The Fund may invest in securities that are not included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

     The Fund may also quote rankings and ratings, and compare the return of the Fund with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market Fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mututal Funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The Fund may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS.

     The Fund may also compare its performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the Fund or its performance to CDs investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the Fund are not insured or guaranteed by the U.S. government, the value of Fund shares will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on the Fund's shares will vary.

     The Fund's Performance Advertisements may reference the history of the Fund's distributor and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The Fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The Fund may discuss the advantages of saving through tax-deferred retirement plans or accounts.


      From time to time the Fund may quote information including, but not limited to, data regarding the southern region of the United States from sources considered by Morgan Keegan to be reliable, including information relating to economic and financial trends in the southern region. The Fund may also quote or discuss information or other data concerning the southern region reported in independent periodicals, including, but not limited to, THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST, THE KIPLINGER LETTERS and THE ECONOMIST.

TAX-DEFERRED RETIREMENT PLANS

     As noted in the Fund's Prospectus, an investment in Fund shares may be appropriate for various types of tax-deferred retirement plans. In general, income earned through the investment of assets of such a plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such a plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these plans is available upon request from any Morgan Keegan broker.


Individual Retirement Accounts - IRAs

     If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. You also may be able to make a nondeductible contribution to an "education IRA" or "Roth IRA", distributions from which are not taxable under certain circumstances.


     An investment in Fund shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your Fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you except as noted above. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan, or in certain other situations.

Self-Employed Individual Retirement Plans - Keogh Plans

     Morgan Keegan will assist self-employed individuals to set up a retirement plan through which Fund shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities. However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

Simplified Employee Pension Plans - SEPPS and Savings Incentive Match Plans for Employees - SIMPLES

     Morgan Keegan also will make available in a similar manner to corporate and other employers a SEPP or SIMPLE for investment in Fund shares.

THE FUND'S DIRECTORS AND OFFICERS

     The Fund's officers are responsible for the operation of the Fund under the direction of the Board of Directors. The officers and directors of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the Fund as defined by the 1940 Act. The address of each officer and director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103, unless otherwise indicated.




				Position with the Fund and Principal
Name				Occupation During Past Five Years
Allen B. Morgan, Jr.*       President and Director     Mr. Morgan is
Age 56                                                 Chairman and Chief
                                                       Executive Officer
                                                       and Executive Managing
                                                       Director of Morgan
                                                       Keegan & Company, Inc.
                                                       He also is a Chairman
                                                       of Morgan Keegan,Inc.,
                                                       a Director of Morgan
                                                       Asset Management,
                                                       Inc., and a Director
                                                       of Catherine's Stores,
                                                       Inc.

James D. Witherington, Jr.  Director                   Mr. Witherington is
845 Crossover Lane                                     President of SSM Corp.
Suite 140                                              (management of venture
Memphis, Tennessee 38117                               capital funds).
Age 49                                                 He also serves as a
                                                       Director for
                                                       several private
                                                       companies.


Spence L. Wilson            Director                   Mr. Wilson is
1629 Winchester Road                                   President of
Memphis, Tennessee 38116                               Kemmons-Wilson, Inc.
Age 55                                                 (private real estate
                                                       development).  He
                                                       also is Chairman of
                                                       Orange Lake Country
                                                       Club, Inc. and is a
                                                       partner in several
                                                       Holiday Inn locations.

William F. Hughes, Jr.      Director                   Mr. Hughes is a
                                                       Managing Director of
                                                       Morgan Keegan &
                                                       Company, Inc.  He also
                                                       Is President of Morgan
                                                       Asset Management, Inc.

William Jefferies Mann      Director                   Mr. Mann is Chairman
675 Oakleaf Office Lane                                and President of Mann
Suite 100                                              Investments, Inc.
Memphis, Tennessee 38117                               (hotel investments/
Age 65                                                 consulting).  He also
                                                       serves as a Director
                                                       for Heavy Machines,
                                                       Inc.

James Stillman R           Director                    Mr. McFadden is Vice
McFadden                                               President of Sterling
845 Crossover Lane                                     Equities,Inc.(private
Suite 124                                              Equity financings).
Memphis, Tennessee 38117                               He is also President
Age 41                                                 and Director of 1703
                                                       Inc. and a Director
                                                       Of Starr Printing Co.

Joseph C. Weller*          Vice President, Treasurer   Mr. Weller is
Age 59                     & Assistant Secretary       Executive Vice
                                                       President and Chief
                                                       Financial Officer and
                                                       Executive Managing
                                                       Director of Morgan
                                                       Keegan & Company, Inc.
                                                       He also is a Director
                                                       of Morgan Asset
                                                       Management, Inc.

Charles D. Maxwell*        Secretary and Assistant     Mr. Maxwell is a
Age 44                     Treasurer                   Managing Director and
                                                       Assistant Treasurer
                                                       of Morgan Keegan and
                                                       Co., Inc., and
                                                       Secretary/Treasurer
                                                       of Morgan Asset
                                                       Management, Inc.
                                                       He was formerly a
                                                       senior manager
                                                       with Ernst & Young
                                                       (accountants)
                                                       (1976-86).


Officers and directors of the Fund who are interested persons of the Fund receive no salary or fees from the Fund. Directors of the Fund who are not interested persons of the Fund will receive a fee of $1,000 and reimbursement for related expenses for each meeting of the Board of Directors attended by them.

THE FUND'S PRINCIPAL SHAREHOLDERS

     On September 30, 1998 there were 3,515,553 shares of the Fund outstanding of which all the officers and directors of the Fund as a group (7 persons) owned approximately 38,000 (1.1%). Management of the Fund is not aware of any shareholder who owned of record or beneficially 5% or more of the Fund's outstanding common stock on October 1, 1998.

 THE FUND'S INVESTMENT ADVISER

     Morgan Asset Management, Inc., formerly Southern Capital Advisors, Inc., ("Adviser"), an affiliate of Morgan Keegan, serves as the Fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement"). The Advisory Agreement originally became effective as of August 14, 1986 and was most recently approved by the shareholders of the Fund on October 20, 1987. The Advisory Agreement provides that, subject to overall supervision by the Board of Directors of the Fund, the Adviser manages the investment and other affairs of the Fund. The Adviser is responsible for managing the Fund's portfolio securities and for making purchases and sales of portfolio securities consistent with the Fund's investment objective, policies and limitations described in the Prospectus and this Statement of Additional Information. The Adviser is obligated to furnish the Fund with office space as well as with executive and other personnel necessary for the operation of the Fund. In addition, the Adviser is obligated to supply the Board of Directors and officers of the Fund with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of directors and officers of the Fund who are employees of the Adviser and/or its affiliates.


     The Fund bears all its other expenses which are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost(including brokerage commissions or charges, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the Fund's shares; expenses of registering and qualifying Fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to Fund shareholders; costs of stationery; costs of shareholders' and other meetings of the Fund; compensation and expenses of the independent directors; and insurance covering the Fund and its officers and directors. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be party. The Fund also may have an obligation to indemnify its directors and officers with respect to any such litigation.

     The Adviser receives for its services a management fee, calculated daily and payable quarterly, at an annual rate of 1% of the average daily net assets of the Fund for the first $100 million of average daily net assets and 0.75% of average daily net assets exceeding $100 million. The advisory fee is higher than fees paid by most other funds to their investment advisers, but is not significantly different, in the Adviser's opinion, from the fees of advisers to mutual funds with similar specialized policies. The adviser has agreed to reimburse the Fund for certain expenses, including waiving the advisory fees received by it, in any fiscal year in which the Fund's annual expenses (excluding interest, taxes, brokerage fees and commissions, and certain extraordinary charges), exceed 2.0% of the Fund's average net assets. For the fiscal year ended June 30, 1992, the advisory fee was $219,150 and the Adviser waived and reimbursed the Fund $66,084. For the fiscal year ended June 30, 1993, the advisory fee was $377,058 and the Adviser waived and reimbursed the Fund $16,023. For the fiscal year ended June 30, 1996, the advisory fee was $309,063 and the Adviser waived and reimbursed the Fund $55,903. For the fiscal year ended June 30, 1997, the advisory fee was $427,360 and the Advisor waived and reimbursed the Fund $8,384. For the fiscal year ended June 30, 1998, the advisory fee was $695,785.


     The Advisory Agreement will remain in effect from year to year, provided such continuance is approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the directors of the Fund who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the Fund, without penalty, on 60 days' written notice to the other, and will terminate automatically in the event of its assignment.

     Under the Advisory Agreement, the Fund will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The Fund may not always pay the lowest commission or spread available. Rather, the Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing brokers facilities (including the services described below) and any risk assumed by the executing broker.

    The Adviser may give consideration to research, statistical and other services furnished by broker/dealers to the Adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the Fund. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services. During the fiscal year ended June 30, 1998, the Fund paid brokerage commissions of $42,824 to brokers who provided research services.


     From time to time the Fund may use Morgan Keegan & Company, Inc. ("Morgan Keegan") as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the Fund to pay Morgan Keegan any commission for effecting a securities transaction for the Fund in excess of the usual and customary amount other broker/dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."


     The Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the Fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers. For the fiscal year ended June 30, 1998, brokerage commissions paid to Morgan Keegan constituted approximately 18% of all brokerage commissions paid by the Fund in connection with 19% of the aggregate dollar amount of transactions involving the payment of commissions effected by the Fund in that year. Brokerage commissions paid to Morgan Keegan & Company, Inc. were $8,100, $9,200, $17,500, $85,000, $123,000 and $78,000, for the fiscal years ended June 30, 1998, 1997, 1996, 1995,
1994, and 1993, respectively.


     The Fund may not buy securities from, or sell securities to, Morgan Keegan as principal. The Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.


      Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the Fund except pursuant to the provisions of Rule 11a2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the Fund on that exchange only if the Fund expressly consents by written contract. The Advisory Agreement expressly provides such consent in accordance with Rule 11a2-2(T).

     Investment decisions for the Fund are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more that one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

     Morgan Keegan personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders by all Morgan Keegan directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the Fund.


THE FUND'S DISTRIBUTOR

     Morgan Keegan acts as distributor of the Fund's shares pursuant to an Underwriting Agreement between the Fund and Morgan Keegan dated August 14, 1986 and amended on February 12, 1987 and July 7, 1993 ("Underwriting Agreement"). The shares of the Fund are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of Fund shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders; preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan also compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of Fund shares in accounts of their clients.


     Pursuant to the Underwriting Agreement, as currently in effect, Morgan Keegan will receive as compensation for its services a 3% sales charge on purchased shares. The sales charge is reduced to 1% on sales of $1 million or more, and is waived on certain purchases of Fund shares, as described in the Prospectus.


     In addition, Morgan Keegan will receive an annual distribution fee equivalent up to .25% of the Fund's average daily net assets and an annual service fee equivalent to up to .25% of the Fund's average net assets, in accordance with the Distribution Plan described below. The distribution fee is computed daily and paid monthly.


     The Fund has adopted a Distribution Plan ("Plan") which, among other things, permits it to pay Morgan Keegan a service fee and a distribution fee out of its net assets. The Plan was approved by the initial shareholder of the Fund on August 14, 1986, and, as required by Rule 12b-1 under the 1940 Act, by the Board of Directors on the same date, including a majority of the directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("Qualified Directors"). The Plan was amended on February 12, 1987, to reduce the annual distribution fee from an equivalent of 1.0% of the Fund's average daily net assets to an equivalent of .50% of the Fund's average daily net assets. The Plan also was amended on July 7, 1993 to reflect compliance with National Association of Securities Dealers, Inc. rule regarding "asset-based" sales charges. The continuation of the Plan was approved by a majority of the Board of Directors, including a majority of the Qualified Directors on August 18, 1998.

 Service fees and distribution fees paid by the Fund to Morgan Keegan under the Plan may exceed or be less than Morgan Keegan's expenses thereunder. For the fiscal year ended June 30, 1998, the Fund paid service fees and distribution fees to Morgan Keegan pursuant to the Plan of $347,892. For the fiscal year ended June 30, 1998, expenses paid for by Morgan Keegan included $156,550 for commissions and other compensation to employees, $71,695 for printing and mailing, and $16,468 for promotional materials. No interested person of the Fund or non-interested director had a direct or indirect interest in the Plan or related agreements. The Fund benefits from the Plan by virtue of the ongoing broker's involvement with individual customers as well as the benefit from continued promotion. For the fiscal year ended June 30, 1992, Morgan Keegan retained sales charges for $95,000 received on sales of the Fund's shares; and for the fiscal year ended June 30, 1993, Morgan Keegan retained sales charges for $384,000 received on sales of the Fund's shares; for the fiscal year ended June 30, 1994, Morgan Keegan retained sales charges for $40,000 received on sales of the Fund's shares; for the fiscal year ended June 30, 1995, Morgan Keegan retained sales charges for $13,000 received on sales of the Fund's shares; for the fiscal year ended June 30, 1996, Morgan Keegan retained sales charges for $185,000 received on sales of the Fund's shares; for the fiscal year ended June 30, 1997, Morgan Keegan retained sales charges for $250,000 received on sales of the Fund's shares; and for the fiscal year ended June 30, 1998, Morgan Keegan retained sales charges for $624,000 received on sales of the Fund's shares.

In approving the Plan and the amendments to the Plan, in accordance with the requirements of Rule 12b-1, the Directors considered various factors, including the amount of the service and distribution fees. In connection with its consideration of this factor, the Board considered at the time of the amendment the effect of the institution of a 3% sales charge by the distributor. The Board determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing equity funds sold with front-end sales loads, with or without distribution fees. The Plan permits the Fund's shares to be sold to investors with a front-end sales load of 3%, while some competing equity funds traditionally have been sold with front-end sales loads in an amount up to 8 1/2% of the purchase price (9.29% of the net amount invested). The Board also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Directors determined that there was a reasonable likelihood that the Plan, and the amendments to the Plan, would benefit the Fund and its shareholders. This determination was based, in part, on the belief that the Plan enables the Fund to have Morgan Keegan investment brokers available to promote and sell the Fund, thereby assisting the Fund to attract assets. Growth of assets is expected to benefit both the Fund and the Adviser. The Fund is expected to benefit from the potential for economies of scale in its operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the Fund are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as Fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Directors acknowledged, however, that there is no assurance that benefits to the Fund will be realized as a result to the Plan. In considering whether to continue the Plan, the Directors, among other things, also reviewed the expenses of the Plan, alternative methods of distributing Fund shares and the overall expected costs and benefits to the Fund.

     The Plan may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting securities of the Fund. Termination of the Plan terminates any obligation of the Fund to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plan that would materially increase the service and distribution costs to the Fund requires shareholder approval; otherwise the Plan may be amended by the Directors, including a majority of the Qualified Directors, as described above.


     The Plan, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of Directors.


     Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Fund's Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the Fund may rely on that rule only if the selection and nomination of the Fund's independent directors are committed to the discretion of such independent directors.


     The current Underwriting Agreement was approved initially by vote of the Board and the Qualified Directors on February 9, 1987, and its continuance was most recently approved by vote of the Board and the Qualified Directors on August 17, 1998. The Underwriting Agreement is subject to the same provisions for annual renewal as the Plan. In addition, the Underwriting Agreement will terminate upon assignment or upon 60 days' notice from Morgan Keegan. The Fund may terminate the Underwriting Agreement, without penalty, upon 60 days' notice, by a majority vote of either its Board of Directors, the Qualified Directors, or the outstanding voting securities of the Fund.

THE FUND'S CUSTODIAN, TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
AND
PORTFOLIO ACCOUNTING SERVICE AGENT

     Morgan Keegan & Company, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103, serves as the transfer and dividend disbursing agent of the Fund. For these services, Morgan Keegan, the Fund's distributor, receives from the Fund a fee of $5,000 per month, or $60,000 per year.

     Morgan Keegan also provides accounting services to the Fund. For these services, which include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services, Morgan Keegan receives from the Fund a fee of $2,500 per month, or $30,000 per year.

     Shareholders who request an historical transcript of their account will be charged a fee based on the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.


     State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the Fund's custodian.

THE FUND'S LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund and has passed upon certain matters in connection with this offering.


THE FUND'S CERTIFIED PUBLIC ACCOUNTANTS

     KPMG Peat Marwick LLP, Fifty North Front Street, Memphis, Tennessee 38103, are the Fund's independent certified public accountants. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the Fund's financial statements contained in the Fund's Annual Report to shareholders for the period ended June 30, 1998 ("Annual Report"). Those financial statements have been examined by KPMG Peat Marwick LLP, whose report thereon also appears in the Annual Report and have been incorporated by reference in this Statement of Additional Information. KPMG Peat Marwick LLP, performs an audit of the Fund's financial statements and reviews the Fund's federal and state income tax returns.

FINANCIAL STATEMENTS

      The Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1998 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes, and the report of independent certified public accountants appearing therein are incorporated by reference in this Statement of Additional Information.

